                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7398

              Van Kampen Pennsylvania Value Municipal Income Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/06

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2006 (UNAUDITED)


PAR
AMOUNT
(000)          DESCRIPTION                                                               COUPON          MATURITY         VALUE
               MUNICIPAL BONDS   156.4%
               PENNSYLVANIA    149.4%
$       2,000  Abington, PA Sch Dist Ser A (FSA Insd)                                      5.000 %        04/01/32     $ 2,067,480
        3,000  Allegheny Cnty, PA Arpt Auth Pittsburgh Intl Arpt Rfdg
               (AMT) (FGIC Insd)                                                           5.750          01/01/18       3,140,760
        2,000  Allegheny Cnty, PA Higher Ed Bldg Carnegie Mellon
               Univ                                                                        5.125          03/01/32       2,055,860
        2,750  Allegheny Cnty, PA Higher Ed Bldg Carnegie Mellon
               Univ                                                                        5.250          03/01/32       2,854,170
        1,360  Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys Ser A
               (MBIA Insd)                                                                 6.500          11/15/30       1,513,626
        3,145  Allegheny Cnty, PA Hosp Dev Auth Rev OH Vly Gen
               Hosp Proj Ser A                                                             5.125          04/01/35       3,160,945
        1,250  Allegheny Cnty, PA Indl Dev Auth Lease Rev Residential
               Res Inc Proj (a)                                                            5.125          09/01/31       1,246,787
        3,000  Allegheny Cnty, PA Port Auth Spl Rev Trans (FGIC Insd)                      5.000          03/01/29       3,070,980
        2,000  Allegheny Cnty, PA Port Auth Spl Rev Trans
               (Prerefunded @ 03/01/09) (MBIA Insd)                                        6.000          03/01/24       2,128,020
        1,300  Allegheny Cnty, PA Redev Auth Tax Increment Rev
               Robinson Mall Proj Ser A                                                    7.000          11/01/17       1,391,897
          635  Allegheny Cnty, PA Residential Fin Auth Mtg Rev
               Single Family (AMT) (GNMA Collateralized)                                   7.100          05/01/24         635,813
          445  Allegheny Cnty, PA Residential Fin Auth Mtg Rev
               Single Family Ser II-1 (AMT) (GNMA Collateralized)                          5.800          05/01/21         460,005
          615  Allegheny Cnty, PA Residential Fin Auth Mtg Rev
               Single Family Ser II-2 (AMT) (GNMA Collateralized)                          5.800          11/01/20         636,211
        3,745  Allegheny Cnty, PA Residential Fin Auth Mtg Rev
               Single Family Ser KK-2 (AMT) (GNMA Collateralized) (b)                      5.750          05/01/33       3,842,557
        1,510  Allegheny Cnty, PA Residential Fin Auth Mtg Rev
               Single Family Ser MM (AMT) (GNMA Collateralized)                            5.200          05/01/33       1,525,523
        1,000  Allegheny Cnty, PA Residential Fin Auth Mtg Rev
               Single Family Ser RR (AMT) (GNMA Collateralized)                            4.750          11/01/25         977,110
        1,775  Allegheny Cnty, PA Residential Fin Auth Mtg Rev
               Single Family Ser TT (AMT) (GNMA Collateralized) (c)                        4.900          11/01/26       1,755,315
        1,000  Allegheny Cnty, PA San Auth Swr Rev (MBIA Insd)                             5.750          12/01/13       1,083,630
          460  Allegheny Cnty, PA San Auth Swr Rev (MBIA Insd)                             5.500          12/01/30         488,032
        2,220  Allegheny Cnty, PA San Auth Swr Rev (Prerefunded @ 12/01/10) (MBIA Insd)    5.750          12/01/17       2,406,014
        1,830  Allegheny Cnty, PA San Auth Swr Rev (Prerefunded @ 12/01/10) (MBIA Insd)    5.750          12/01/18       1,983,336
        3,725  Allegheny Cnty, PA San Auth Swr Rev Ser A Rfdg (MBIA Insd)                  5.000          12/01/30       3,846,807
        1,705  Armstrong, PA Sch Dist (XLCA Insd) (c)                                      5.250          03/15/25       1,827,317
        1,335  Bentworth, PA Sch Dist Ser B (FSA Insd)                                     5.000          03/15/28       1,389,241
        1,695  Berks Cnty, PA Muni Auth Albright College Proj (c)                          5.500          10/01/16       1,798,598
        1,800  Berks Cnty, PA Muni Auth Albright College Proj (c)                          5.500          10/01/17       1,902,222
        6,000  Berks Cnty, PA Muni Auth Hosp Rev Reading Hosp & Med Ctr
               Proj (Prerefunded @ 11/01/09) (FSA Insd)                                    6.000          11/01/29       6,512,520
        4,460  Bethlehem, PA Auth Wtr Gtd (FSA Insd)                                       5.000          11/15/19       4,689,779
        1,000  Bradford Cnty, PA Indl Dev Auth Solid Waste Disp
               Rev Intl Paper Ser B Rfdg (AMT)                                             5.200          12/01/19         998,120
        1,270  Bucks Cnty, PA Auth Wtr & Swr Rev Swr Sys (AMBAC Insd) (c)                  5.375          06/01/16       1,359,471
        1,150  Bucks Cnty, PA Wtr & Swr Rev Neshaminy Interceptor Ser A
               (AMBAC Insd) (c)                                                            5.375          06/01/14       1,229,879
        1,215  Bucks Cnty, PA Wtr & Swr Rev Neshaminy Interceptor Ser A
               (AMBAC Insd) (c)                                                            5.375          06/01/15       1,299,394
        1,000  Canon McMillan Sch Dist PA Ser B (FGIC Insd)                                5.500          12/01/29       1,052,570
        2,725  Carbon Cnty, PA Indl Dev Auth Panther Creek Partn Proj
               Rfdg (AMT) (LOC: Paribas & Union Bk of CA Intl)                             6.650          05/01/10       2,872,259
        1,430  Catasauqua, PA Area Sch Dist (FSA Insd)                                     5.000          02/15/31       1,481,008
        2,100  Catasauqua, PA Area Sch Dist (FSA Insd)                                     5.000          02/15/36       2,169,972
          900  Central Dauphin, PA Sch Dist (MBIA Insd)                                    6.000          02/01/19       1,027,728
        5,500  Central Dauphin, PA Sch Dist (FSA Insd)                                     5.000          12/01/19       5,770,215
        1,370  Central Greene, PA Sch Dist Ser B Rfdg (FSA Insd) (c)                       5.000          02/15/23       1,433,993

        1,435  Central Greene, PA Sch Dist Ser B Rfdg (FSA Insd) (c)                       5.000          02/15/24       1,499,747
        1,000  Chartiers Vly, PA Indl & Coml Dev Auth First Mtg Rev
               Asbury Hlth Ctr Rfdg                                                        6.375          12/01/19       1,033,860
        1,000  Chartiers Vly, PA Indl & Coml Dev Auth First Mtg Rev
               Asbury Hlth Ctr Rfdg                                                        6.375          12/01/24       1,035,030
        3,000  Cheltenham Twp, PA (AMBAC Insd)                                             5.000          01/01/28       3,114,660
        3,555  Chester Cnty, PA Indl Dev Auth Rev Collegium Charter
               Sch Proj Ser A (ACA Insd)                                                   5.500          04/15/31       3,688,704
        1,500  Crawford Cnty, PA Hosp Auth Sr Living Fac Rev
               Westbury Utd Methodist Cmnty                                                6.250          08/15/29       1,538,025
        1,000  Cumberland Cnty, PA Muni Auth Dickinson College Ser A
               (AMBAC Insd) (Prerefunded @ 11/01/10)                                       5.500          11/01/30       1,066,680
        5,000  Dauphin Cnty, PA Genl Auth Hosp Rev Hapsco Western PA
               Hosp Proj B Rfdg (Escrowed to Maturity) (MBIA Insd)                         6.250          07/01/16       5,584,900
        2,000  Delaware Cnty, PA Auth College Cabrini College (Radian Insd)                5.750          07/01/23       2,081,680
        2,295  Delaware Cnty, PA Auth College Neumann College Rfdg (c)                     5.875          10/01/21       2,406,009
        2,000  Delaware Cnty, PA Auth College Neumann College Rfdg                         6.000          10/01/31       2,083,920
        1,000  Delaware Cnty, PA Auth Rev White Horse Vlg Proj Ser A
               Rfdg (Prerefunded @ 07/01/10)                                               7.625          07/01/30       1,139,310
        1,750  Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac (AMT)
               (FGIC Insd)                                                                 6.000          06/01/29       1,858,640
        2,750  Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc
               Proj Ser A (AMT) (FGIC Insd)                                                5.000          11/01/37       2,800,160
        9,300  Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc
               Proj Ser B (AMT) (FGIC Insd)                                                5.000          11/01/36       9,476,607
        4,000  Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc
               Proj Ser C (AMT) (FGIC Insd)                                                5.000          02/01/35       4,070,680
        2,500  Delaware Cnty, PA Indl Dev Auth Wtr Fac PA Suburban Wtr
               (AMT) (AMBAC Insd)                                                          5.350          10/01/31       2,597,875
        1,230  Delaware Cnty, PA Regl Wtr Qual Ctl Auth Swr Rev (MBIA Insd)                5.250          05/01/19       1,315,436
        1,480  Delaware Cnty, PA Regl Wtr Qual Ctl Auth Swr Rev (MBIA Insd) (c)            5.250          05/01/21       1,581,794
        1,555  Delaware Cnty, PA Regl Wtr Qual Ctl Auth Swr Rev (MBIA Insd) (c)            5.250          05/01/22       1,661,953
        8,000  Delaware Vly, PA Regl Fin Auth                                              5.750          07/01/17       8,909,600
        2,000  Downingtown, PA Area Sch Dist (FSA Insd)                                    5.250          04/01/15       2,113,640
        2,800  Erie, PA Sch Dist (Prerefunded @ 09/01/10) (AMBAC Insd)                     5.800          09/01/29       3,011,512
        2,735  Exeter Twp, PA Sch Dist (FGIC Insd)                                         5.000          05/15/25       2,829,303
        6,980  Falls Twp, PA Hosp Auth Hosp Rev DE Vly Med Rfdg (FHA Gtd)                  7.000          08/01/22       7,026,975
        1,000  Fayette Cnty, PA (Prerefunded @ 11/15/10) (AMBAC Insd)                      5.625          11/15/28       1,072,150
        6,575  Harrisburg, PA Auth Wtr Rev Rfdg (FSA Insd) (c)                             5.000          07/15/21       6,852,925
        1,000  Harveys Lake Genl Muni Auth PA College Rev College
               Misericordia Proj (ACA Insd)                                                6.000          05/01/19       1,045,260
        2,345  Jenkintown, PA Sch Dist Ser A (FGIC Insd)                                   5.000          05/15/28       2,407,025
        1,985  Jim Thorpe, PA Area Sch Dist (FSA Insd) (c)                                 5.000          03/15/25       2,064,539
        3,500  Lancaster, PA Higher Ed Auth Rev Franklin & Marshall College                5.000          04/15/22       3,640,350
        1,000  Lebanon Cnty, PA Hlth Fac Pleasant View Auth Hlth Ctr Rev
               Retirement Ser A                                                            5.125          12/15/20         989,020
        1,510  Lehigh Cnty, PA Gen Purp Auth Cedar Crest College Rfdg
               (Radian Insd)                                                               5.000          04/01/26       1,544,186
        2,000  Lehigh Cnty, PA Gen Purp Auth Good Shepherd Grp Ser A                       5.500          11/01/24       2,080,200
        1,000  Lehigh Cnty, PA Gen Purp Auth Good Shepherd Grp Ser A                       5.625          11/01/34       1,046,630
        1,800  Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint Lukes
               Bethlehem                                                                   5.250          08/15/23       1,848,834
        1,750  Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint Lukes Bethlehem                5.375          08/15/33       1,806,297
        1,240  Lehigh Northampton, PA Arpt Lehigh Vly Arpt Sys Ser A Rfdg
               (AMT) (MBIA Insd) (c)                                                       5.000          01/01/20       1,275,551
        1,360  Lehigh Northampton, PA Arpt Lehigh Vly Arpt Sys Ser A Rfdg
               (AMT) (MBIA Insd) (c)                                                       5.000          01/01/22       1,394,218
          675  Lehigh Northampton, PA Arpt Lehigh Vly Arpt Sys Ser A Rfdg
               (AMT) (MBIA Insd)                                                           5.000          01/01/23         690,565
        1,500  Lehigh Northampton, PA Arpt Ser A (AMT) (MBIA Insd)                         6.000          05/15/25       1,596,525
        2,700  Lehigh Northampton, PA Arpt Ser A (AMT) (MBIA Insd)                         6.000          05/15/30       2,873,745
        2,050  Luzerne Cnty, PA Ser A (MBIA Insd)                                          5.250          11/15/19       2,191,471
        8,290  Luzerne Cnty, PA Ser A (MBIA Insd)                                          5.250          11/15/25       8,705,909
        6,650  Lycoming Cnty, PA Auth College Rev PA College of Technology
               (AMBAC Insd)                                                                5.350          07/01/26       6,939,342
        5,000  Lycoming Cnty, PA Auth College Rev PA College of Technology
               (AMBAC Insd)                                                                5.375          07/01/30       5,224,150
        1,000  Mercer Cnty, PA (FGIC Insd)                                                 5.500          10/01/15       1,074,400
        5,000  Mercer Cnty, PA Indl Dev Auth Wtr Fac Philadelphia Sub Corp
               (AMT) (MBIA Insd)                                                           6.000          07/01/30       5,339,400
        1,000  Mifflin Cnty, PA Hosp Auth (Radian Insd)                                    6.200          07/01/25       1,089,620
        2,500  Mifflin Cnty, PA Hosp Auth Rev (Radian Insd)                                6.200          07/01/30       2,719,825

        3,755  Mifflin Cnty, PA Ser A (FGIC Insd) (c)                                      5.000          09/01/31       3,846,772
        3,000  Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr                           6.000          01/01/43       3,167,700
        6,500  Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev Abington
               Mem Hosp Ser A                                                              5.125          06/01/32       6,619,535
        4,685  Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Arcadia Univ
               (Radian Insd) (c)                                                           5.000          04/01/21       4,838,855
        5,000  Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Arcadia Univ
               (Radian Insd)                                                               5.000          04/01/27       5,109,300
        2,000  Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Arcadia Univ
               (Radian Insd)                                                               5.000          04/01/36       2,034,380
        5,000  Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Dickinson
               College Proj Ser FF-1 (CIFG Insd)                                           5.000          05/01/28       5,185,200
        3,900  Montgomery Cnty, PA Indl Dev Auth Rev Res Rec Montenay Proj
               Ser A (MBIA Insd)                                                           5.250          11/01/14       4,228,614
        4,000  Moon Area Sch Dist PA (FSA Insd)                                            5.000          11/15/25       4,170,280
        2,345  Moon Indl Dev Auth PA Ed Fac Rev Ellis Sch Proj
               (Prerefunded @ 03/01/09)                                                    5.800          03/01/25       2,458,803
        1,500  Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp Ser A                      5.625          07/01/32       1,561,065
          630  New Castle, PA San Auth Swr Rfdg (MBIA Insd)                                5.000          06/01/24         642,827
        4,300  North Hills, PA Sch Dist (FSA Insd) (c)                                     5.250          12/15/26       4,596,743
        1,225  Northampton Twp, PA (FGIC Insd) (c)                                         5.375          05/15/15       1,302,775
        2,625  Norwin, PA Sch Dist (FSA Insd)                                              5.000          04/01/35       2,713,279
        2,100  Owen J. Roberts Sch Dist PA (FSA Insd)                                      5.000          05/15/27       2,186,478
        1,000  Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver Proj
               Ser G Rfdg (AMT)                                                            5.125          12/01/15         991,450
        1,000  Pennsylvania Econ Dev Fin Auth Solid Waste Disp Rev Waste
               Management Inc Proj Ser A (AMT)                                             5.100          10/01/27       1,011,830
        1,450  Pennsylvania Econ Dev Fin York Wtr Co Proj Ser A (AMT) (XLCA Insd)          5.000          04/01/16       1,513,974
        3,500  Pennsylvania Hsg Fin Agy Ser 94-A (AMT)                                     5.100          10/01/31       3,534,230
          520  Pennsylvania Hsg Fin Agy Single Family Mtg Ser 66A (AMT)                    5.650          04/01/29         527,805
          985  Pennsylvania Hsg Fin Agy Single Family Mtg Ser 90A (AMT)                    4.700          10/01/25         972,323
        1,000  Pennsylvania St Higher Ed Clarion Univ Fndtn Inc Ser A
               (XLCA Insd)                                                                 5.000          07/01/28       1,027,900
        2,500  Pennsylvania St Higher Ed Fac Auth Rev Allegheny College                    4.800          05/01/36       2,470,525
        3,000  Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ (c)                      5.500          05/01/16       3,214,440
        4,000  Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ (c)                      5.500          05/01/17       4,277,280
        5,500  Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ                        5.500          05/01/34       5,664,340
        1,300  Pennsylvania St Higher Ed Fac Auth Rev Lycoming College
               Assn Indpt (Radian Insd)                                                    5.250          11/01/19       1,370,603
        1,000  Pennsylvania St Higher Ed Fac Auth Rev Philadelphia Univ                    5.000          06/01/35         995,390
        2,335  Pennsylvania St Higher Ed Fac Auth Rev Slippery Rock Univ
               Fndtn Ser A (XLCA Insd) (c)                                                 5.000          07/01/22       2,434,705
        2,570  Pennsylvania St Higher Ed Fac Auth Rev Slippery Rock Univ
               Fndtn Ser A (XLCA Insd) (c)                                                 5.000          07/01/24       2,670,127
        2,835  Pennsylvania St Higher Ed Fac Auth Rev Slippery Rock Univ
               Fndtn Ser A (XLCA Insd) (c)                                                 5.000          07/01/26       2,937,003
        4,770  Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson Univ                5.375          01/01/25       5,026,006
        6,000  Pennsylvania St Higher Ed Fac Auth Rev Univ Sciences Philadelphia
               Ser A (XLCA Insd)                                                           5.000          11/01/36       6,164,340
        6,600  Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys Ser A
               (FSA Insd)                                                                  5.000          08/01/29       6,741,834
        7,850  Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys Ser A                  6.000          01/15/31       8,502,100
        1,500  Pennsylvania St Higher Ed Fac Clarion Univ Fndtn Inc Ser A
               (XLCA Insd)                                                                 5.250          07/01/18       1,590,405
        1,500  Pennsylvania St Higher Ed Fac Clarion Univ Fndtn Inc Ser A
               (XLCA Insd)                                                                 5.000          07/01/33       1,535,595
        3,000  Pennsylvania St Higher Ed Fac Messiah College Ser AA3
               (Radian Insd)                                                               5.500          11/01/22       3,192,210
        1,000  Pennsylvania St Higher Ed Geneva College Proj                               6.125          04/01/22       1,065,750
        1,200  Pennsylvania St Tpk Commn Tpk Rev Ser A (AMBAC Insd)                        5.250          12/01/21       1,287,756
        3,500  Pennsylvania St Tpk Commn Tpk Rev Ser A (AMBAC Insd)                        5.000          12/01/26       3,653,160
        4,505  Pennsylvania St Tpk Commn Tpk Rev Ser T Rfdg (FGIC Insd)                    5.500          12/01/13       4,963,023
        2,000  Pennsylvania St Univ                                                        5.000          09/01/29       2,074,560
        4,000  Pennsylvania St Univ                                                        5.000          09/01/35       4,128,040
        1,390  Pennsylvania St Univ Rfdg                                                   5.250          08/15/14       1,512,403
        1,970  Pennsylvania St Univ Rfdg                                                   5.250          03/01/18       2,104,768
        1,550  Perkiomen Valley Sch Dist PA Ser A (FSA Insd)                               5.250          03/01/28       1,636,676
        3,000  Philadelphia, PA (FSA Insd)                                                 5.250          09/15/25       3,119,430
        3,000  Philadelphia, PA (FSA Insd)                                                 5.000          03/15/28       3,058,680
        1,250  Philadelphia, PA Arpt Rev Ser A (AMT) (MBIA Insd)                           5.000          06/15/23       1,287,400
       11,160  Philadelphia, PA Auth for Indl Ser B (FSA Insd)                             5.500          10/01/17      12,013,852

        4,000  Philadelphia, PA Auth for Indl Ser B (FSA Insd)                             5.125          10/01/26       4,153,160
        4,005  Philadelphia, PA Auth Indl Dev Amern College of Physicians (c)              5.500          06/15/27       4,139,168
        2,250  Philadelphia, PA Auth Indl Dev Philadelphia Arpt Sys Proj
               Ser A(AMT) (FGIC Insd)                                                      5.125          07/01/19       2,329,943
        2,500  Philadelphia, PA Auth Indl Dev Philadelphia Arpt Sys Proj
               Ser A (AMT) (FGIC Insd)                                                     5.250          07/01/28       2,568,900
        3,500  Philadelphia, PA Gas Wks Rev 1975 Gen Ordinance Seventeenth
               Ser (FSA Insd)                                                              5.375          07/01/19       3,715,390
        1,700  Philadelphia, PA Gas Wks Rev Eighteenth Ser (AGL Insd)                      5.250          08/01/21       1,797,155
        5,000  Philadelphia, PA Gas Wks Rev Second Ser (FSA Insd)                          5.250          07/01/29       5,185,400
        4,080  Philadelphia, PA Gas Wks Rev Twelfth Ser B (Escrowed to Maturity)
               (MBIA Insd)                                                                 7.000          05/15/20       4,859,810
        1,000  Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Chestnut Hill
               College                                                                     6.000          10/01/29       1,013,840
        1,455  Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Cmnty College
               Ser B Rfdg (MBIA Insd) (c)                                                  6.500          05/01/09       1,554,668
        1,645  Philadelphia, PA Pkg Auth Rev Ser A (AMBAC Insd)                            5.250          02/15/29       1,695,222
        4,675  Philadelphia, PA Redev Auth Rev Neighborhood Trans Ser A
               (FGIC Insd)                                                                 5.250          04/15/12       4,997,014
        1,905  Philadelphia, PA Redev Auth Rev Neighborhood Trans Ser A
               (FGIC Insd)                                                                 5.500          04/15/16       2,055,819
          500  Pittsburgh & Allegheny Cnty, PA Pub Aud Hotel Room (AMBAC Insd)             5.125          02/01/35         514,455
       16,000  Pittsburgh & Allegheny Cnty, PA Pub Aud Regl Asset Dist Sales
               Tax (AMBAC Insd)                                                            5.000          02/01/24      16,489,440
        4,990  Pittsburgh & Allegheny Cnty, PA Pub Aud Regl Asset Dist Sales
               Tax (AMBAC Insd)                                                            5.000          02/01/29       5,087,704
        2,215  Pittsburgh, PA Pub Pkg Auth Rev Ser A Rfdg (FGIC Insd)                      5.000          12/01/25       2,292,525
        2,000  Pittsburgh, PA Pub Pkg Auth Rev Ser B (FGIC Insd)                           5.000          12/01/23       2,076,180
        5,140  Pittsburgh, PA Ser A (AMBAC Insd)                                           5.500          09/01/17       5,489,057
        2,000  Pittsburgh, PA Ser A (Prerefunded @ 09/01/09) (FGIC Insd)                   5.750          09/01/21       2,110,900
        3,000  Pittsburgh, PA Ser A (Prerefunded @ 09/01/09) (FGIC Insd)                   5.750          09/01/22       3,166,350
        4,860  Pittsburgh, PA Ser A (Prerefunded @ 03/01/12) (AMBAC Insd)                  5.500          09/01/17       5,266,393
        5,000  Pittsburgh, PA Ser B Rfdg (FSA Insd)                                        5.250          09/01/17       5,428,650
        1,000  Pittsburgh, PA Urban Redev Auth Cent Triangle Tax Increment
               Ser A                                                                       6.100          05/01/19       1,045,160
        1,755  Pittsburgh, PA Urban Redev Auth Mtg Rev Ser A (AMT) (GNMA
               Collateralized)                                                             5.000          10/01/36       1,759,107
        1,495  Pittsburgh, PA Urban Redev Auth Mtg Rev Ser C Rfdg (AMT) (GNMA
               Collateralized)                                                             5.700          04/01/30       1,517,246
        1,885  Pittsburgh, PA Wtr & Swr Sys Auth Rev (MBIA Insd) (c)                       5.000          09/01/24       1,959,552
        3,505  Pittsburgh, PA Wtr & Swr Sys Rev First Lien (MBIA Insd) (c)                 5.000          09/01/23       3,648,950
        1,500  Radnor Twp, PA Sch Dist Ser B (FSA Insd)                                    5.000          02/15/28       1,557,990
        2,000  Rostraver Twp, PA (AMBAC Insd) (Prerefunded @ 07/01/10)                     5.500          07/01/24       2,127,440
        1,000  Saxonburg, PA Area Auth Swr & Wtr Rev (AGL Insd)                            5.000          03/01/30       1,033,420
        1,500  Saxonburg, PA Area Auth Swr & Wtr Rev (AGL Insd)                            5.000          03/01/35       1,544,265
        4,390  Souderton, PA Area Sch Dist (FGIC Insd)                                     5.000          11/15/22       4,591,413
        1,000  Southcentral, PA Gen Auth Rev Hanover Hosp Inc (Radian Insd)                5.000          12/01/30       1,018,980
        4,100  Southcentral, PA Gen Auth Rev Wellspan (MBIA Insd) (Prerefunded
               @ 05/15/11) (c)                                                             5.375          05/15/28       4,407,787
          900  Southcentral, PA Gen Auth Rev Wellspan (MBIA Insd) (c)                      5.375          05/15/28         954,369
        1,000  State Pub Sch Bldg Auth PA Delaware Cnty College Proj (Prerefunded
               @ 10/01/10) (MBIA Insd)                                                     5.750          10/01/16       1,075,030
        1,970  State Pub Sch Bldg Auth PA Montgomery Cnty Cmnty College Proj
               (AMBAC Insd) (c)                                                            5.000          05/01/23       2,048,406
          895  State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist (FGIC Insd) (c)            5.250          11/01/23         953,846
        2,360  State Pub Sch Bldg Auth PA Sch Rev Jefferson Cnty Dubois Tech
               Sch (FGIC Insd) (c)                                                         5.375          02/01/23       2,548,446
        1,600  State Pub Sch Bldg Auth PA Sch Rev Lease Colonial Inter
               Unit 20 (FGIC Insd)                                                         5.000          05/15/30       1,653,328
        1,270  State Pub Sch Bldg Auth PA Sch Tuscarora Sch Dist Proj (FSA Insd)
               (Prerefunded @ 04/01/13) (c)                                                5.250          04/01/21       1,371,664
        2,545  Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser A (AMT)
               (AMBAC Insd) (c)                                                            5.500          01/01/18       2,697,751
        2,140  Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser A (AMT)
               (AMBAC Insd)                                                                5.375          01/01/21       2,241,329
        5,205  Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser A (AMT)
               (AMBAC Insd)                                                                5.375          01/01/23       5,445,575
        5,500  Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser D                       5.375          01/01/18       5,440,600
        1,950  Swarthmore Boro Auth PA College                                             5.250          09/15/18       2,075,132
        2,850  Trinity Area Sch Dist PA (FGIC Insd)                                        5.250          11/01/20       3,052,664

        1,820  Twin Valley, PA Sch Dist (FSA Insd) (a) (c)                                 5.250          04/01/26        1,943,341
        1,000  Union Cnty, PA Higher Ed Fac Auth Bucknell Univ Ser A                       5.250          04/01/19        1,069,140
        1,000  Union Cnty, PA Higher Edl Bucknell Univ Ser A                               5.250          04/01/21        1,064,030
          500  Union Cnty, PA Higher Edl Bucknell Univ Ser A                               5.250          04/01/22          532,015
        2,300  Union Cnty, PA Hosp Auth Hosp Rev Evangelical Cmnty Hosp
               (Radian Insd)                                                               5.250          08/01/24        2,388,987
        1,285  Unity Twp, PA Muni Auth Swr Rev (FSA Insd)                                  5.000          12/01/24        1,336,863
        5,850  Washington Cnty, PA Ser A (AMBAC Insd)                                      5.125          09/01/27        6,057,558
        6,000  West Shore, PA Area Hosp Auth Holy Spirit Hosp Proj                         6.250          01/01/32        6,332,820
        6,865  Westmoreland Cnty, PA Mun Auth Svc Rev Drivers Ser 1228                     6.530          08/15/13        7,735,413
               (FSA Insd) (Inverse Fltg) (Acquired 01/01/2005, Cost $7,920,219) (d)
        1,485  York Cnty, PA (MBIA Insd)                                                   5.000          06/01/23        1,550,771
        1,000  York Cnty, PA (MBIA Insd)                                                   5.000          06/01/26        1,039,640
        2,200  York Cnty, PA (MBIA Insd)                                                   5.000          06/01/29        2,283,798
        2,200  York Cnty, PA (MBIA Insd)                                                   5.000          06/01/33        2,275,306
        1,240  York Cnty, PA Sch Technology Auth Lease Rev (FGIC Insd)                     5.375          02/15/18        1,330,954
          500  York Cnty, PA Sch Technology Auth Lease Rev (FGIC Insd)                     5.500          02/15/22          538,005
        1,000  York Cnty, PA Sch Technology Auth Lease Rev (FGIC Insd)                     5.500          02/15/23        1,076,010
                                                                                                                      -------------
                                                                                                                        573,369,764
                                                                                                                      -------------
               GUAM   0.4%
        1,585  Guam Intl Arpt Auth Gen Ser B (MBIA Insd)                                   5.250          10/01/21        1,689,008
                                                                                                                      -------------
               PUERTO RICO   4.6%
        2,500  Childrens Tr Fd Puerto Rico Tob Settlement Rev Asset Bkd                    5.500          05/15/39        2,567,650
        5,000  Childrens Tr Fd Puerto Rico Tob Settlement Rev Asset Bkd                    5.625          05/15/43        5,146,150
        4,000  Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg (FSA Insd)           6.250          07/01/21        4,854,600
        5,000  Puerto Rico Comwlth Infrastructure Fin Auth Spl Ser B                       5.000          07/01/41        5,011,200
                                                                                                                      -------------
                                                                                                                         17,579,600
                                                                                                                      -------------
               U. S. VIRGIN ISLANDS   2.0%
        1,500  University Virgin Islands Impt Ser A                                        5.375          06/01/34        1,553,040
        1,000  Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                6.375          10/01/19        1,091,890
        1,500  Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                6.500          10/01/24        1,632,930
        3,000  Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A (ACA Insd)     6.125          10/01/29        3,230,550
                                                                                                                      -------------
                                                                                                                          7,508,410
                                                                                                                      -------------

TOTAL LONG-TERM INVESTMENTS   156.4%
   (Cost $578,353,977)                                                                                                  600,146,782

SHORT-TERM INVESTMENT   0.2%
   (Cost $800,000)                                                                                                          800,000
                                                                                                                      -------------

TOTAL INVESTMENTS  156.6%
   (Cost $579,153,977)                                                                                                  600,946,782

OTHER ASSETS IN EXCESS OF LIABILITIES   0.8%                                                                              3,199,096

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)   (57.4%)                                                           (220,325,470)
                                                                                                                      -------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                      $ 383,820,408
                                                                                                                      =============
              Percentages are calculated as a percentage of net assets
              applicable to common shares.
(a)           Securities purchased on a when-issued or delayed delivery basis.
(b)           All or a portion of this security has been physically segregated in connection with open futures contracts.
(c)           The Trust owns 100% of the outstanding bond issuance.
(d)           This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.0% of net assets applicable to common shares.

ACA           - American Capital Access
AGL           - Assured Guarantee Ltd.
AMBAC         - AMBAC Indemnity Corp.
AMT           - Alternative Minimum Tax
CIFG          - CDC IXIS Financial Guaranty
FGIC          - Financial Guaranty Insurance Co.


FHA           - Federal Housing Administration
FSA           - Financial Security Assurance Inc.
GNMA          - Government National Mortgage Association
LOC           - Letter of Credit
MBIA          - Municipal Bond Investors Assurance Corp.
Radian        - Radian Asset Assurance
XLCA          - XL Capital Assurance Inc.


FUTURES CONTRACTS OUTSTANDING AS OF JULY 31, 2006:
                                                                                UNREALIZED
                                                                               APPRECIATION/
                                                             CONTRACTS         DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures September 2006
(Current Notional Value of $106,031 per contract)                  591          $ (640,550)
                                                             ---------          ----------



SWAP AGREEMENTS OUTSTANDING AS OF JULY 31, 2006:


INTEREST RATE SWAPS                                               PAY/
                                                                RECEIVE                                 NOTIONAL        UNREALIZED
                                                                FLOATING     FIXED      EXPIRATION       AMOUNT        APPRECIATION/
Counterparty                    FLOATING RATE INDEX               RATE        RATE         DATE          (000)         DEPRECIATION
JP Morgan Chase Bank, N.A.      USD-BMA Municipal Swap Index    Receive      4.480%      9/28/2026      $  2,320       $    (52,298)
JP Morgan Chase Bank, N.A.      USD-BMA Municipal Swap Index    Receive      4.240       9/28/2016        22,090           (370,045)
JP Morgan Chase Bank, N.A.      USD-BMA Municipal Swap Index    Receive      4.470       10/3/2026        10,500           (227,467)
                                                                                                                       ------------
                                                                                                                       $   (649,810)
                                                                                                                       ============

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Pennsylvania Value Municipal Income Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 21, 2006


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: September 21, 2006